GOING CONCERN (Details Narrative) (USD $)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 723,000
Shares sold	4,950,000
Cash received	$ 230,000	$ 15,500		$ 15,500